Employee Benefit Plans (Summary Of Accumulated And Projected Benefit Obligation Information) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Aggregated plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligation	$ 230.3	$ 316.5	$ 290.1
Accumulated benefit obligation	228.7	312.3	287.7
Fair value of plan assets	190.2	240.3	223.2
Aggregated plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	233.8	316.5	290.1
Fair value of plan assets	193.4	240.3	223.2
Accumulated benefit obligation for all defined benefit plans	$ 283.5	$ 312.3	$ 287.7